Income Taxes - Summary Of Components Of Income Tax Expense Benefit (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Current income taxes:
Federal					$ 2,746
State and local					3,045	$ 2,399
Total current tax					5,791	2,399
Deferred income taxes
Federal					25,704	(54,210)
State and local					1,597	(6,762)
Total deferred tax			$ 6,312	$ 26,807	27,301	(60,972)
Income tax (benefit) expense	$ 7,904	$ 14,337	$ 9,765	$ 32,496	$ 33,092	$ (58,573)